Annual Total Returns [BarChart] - Versatile Bond Portfolio - Class I	Jun. 01, 2021
Bar Chart Table:
Annual Return 2011	0.19%
Annual Return 2012	4.30%
Annual Return 2013	3.44%
Annual Return 2014	4.46%
Annual Return 2015	(6.20%)
Annual Return 2016	14.44%
Annual Return 2017	0.71%
Annual Return 2018	2.02%
Annual Return 2019	9.29%
Annual Return 2020	9.87%